SHARE CAPITAL (Details Narrative) - USD ($)	6 Months Ended
	Oct. 31, 2015	Apr. 30, 2015
Stock Options Available For Grant	2,925,871	2,790,573
Non Vested Stock Options	25,000	112,500
Unamortized Compensation Cost of Options	$ 45,494
Non Vested Stock Options Intrinsic Value	$ 225,000
July 10, 2015 [Member]
Shares Issued, Shares	1,085,297
Shares Issued, Fair Value	$ 228,775
July 14, 2015 [Member]
Shares Issued, Shares	2,267,685
Shares Issued, Fair Value	$ 427,177